Other Intangible Assets and Goodwill - Additional Information (Details) € in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Aug. 31, 2023 USD ($)	Apr. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Goodwill							€ 362.5		€ 61.2
Growth rate used to extrapolate cash flow projections (as a percent)							1.00%
Upfront payment							€ 443.5
Impairment loss for a reduction of future cash flows (as a percent)							10.00%	10.00%
Weighted average cost of capital (as a percent)							10.00%	10.00%
Increase (decrease) in intangible assets							€ 645.6
Prepayment for future development activities							22.5
Other intangible assets							804.1		€ 158.5
DeepChain Technology
Disclosure of detailed information about intangible assets [line items]
Other intangible assets							€ 163.3
Useful life measured as period of time, intangible assets other than goodwill (in years)							6 years 7 months 6 days	6 years 7 months 6 days
Duality Biologics (Suzhou) Co. Ltd.,
Disclosure of detailed information about intangible assets [line items]
Upfront payment			€ 203.7	$ 220.0
OncoC4 Inc.
Disclosure of detailed information about intangible assets [line items]
Upfront payment					€ 181.5	$ 200.0
Upfront payment, acquisition of intangible asset					€ 125.2
Medilink Therapeutics (Suzhou) Co. Ltd.,
Disclosure of detailed information about intangible assets [line items]
Upfront payment	€ 64.1	$ 70.0
Biotheus Inc.,
Disclosure of detailed information about intangible assets [line items]
Upfront payment							€ 50.6	$ 55.0